VARIABLE INTEREST ENTITIES (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets
Cash	¥ 145,284,391	$ 19,903,880	¥ 109,991,674
Restricted cash	8,123	1,113	848,936
Notes receivable	3,206,733	439,321	1,341,820
Accounts receivable, net	40,366,074	5,530,129	38,631,762
Inventories, net	1,541,020	211,119	1,128,912
Loans to third parties	231,952,064	31,777,302	208,928,370
Purchase advances, net	9,485,972	1,299,573	5,156,550
Contract costs, net	41,628,922	5,703,139	48,335,817
Prepaid expenses	696,877	95,471	401,586
Total current assets	479,195,099	65,649,459	506,485,249
Property and equipment, net	20,859,877	2,857,791	22,137,940
Long-term loan to third parties	18,500,000	2,534,490	0
Operating lease right-of-use assets, net	22,014,961	3,016,037	23,547,193
Total Assets	541,714,032	74,214,517	552,389,514
LIABILITIES
Short-term bank loans	11,582,636	1,586,815	12,425,959
Accounts payable	14,100,871	1,931,811	10,187,518
Contract liabilities	4,098,136	561,442	1,820,481
Accrued payroll and employees' welfare	3,416,373	468,041	3,237,164
Taxes payable	1,685,496	230,912	993,365
Short-term borrowings - related parties	10,018,208	1,372,489	10,002,875
Operating lease liabilities - current	3,891,976	533,198	3,741,247
Total Current Liabilities	52,140,382	7,143,202	47,477,363
Operating lease liabilities - non-current	2,781,196	381,022	3,971,285
Long-term borrowings - related party	10,000,000	1,369,994	10,000,000
Total Liabilities	64,939,082	8,896,616	61,455,617
VIE
Current assets
Cash	23,868,345	3,269,950	35,357,534
Restricted cash	8,123	1,113	848,936
Notes receivable	3,206,733	439,321	1,341,820
Accounts receivable, net	40,366,074	5,530,129	38,631,762
Inventories, net	1,541,020	211,119	1,128,912
Other receivables, net	4,043,246	553,922	3,514,776
Loans to third parties	20,713,978	2,837,803	31,008,330
Purchase advances, net	15,062	2,063	30,691
Contract costs, net	41,628,922	5,703,139	48,335,817
Prepaid expenses	412,109	56,457	138,683
Operating lease right-of-use assets, net - current	0	0	1,026,599
Total current assets	135,803,612	18,605,016	161,363,860
Property and equipment, net	20,859,877	2,857,791	22,137,940
Long-term loan to third parties	18,500,000	2,534,490	0
Operating lease right-of-use assets, net	7,339,716	1,005,537	7,695,347
Total Assets	182,503,205	25,002,834	191,197,147
LIABILITIES
Short-term bank loans	11,582,636	1,586,815	12,425,959
Accounts payable	14,100,871	1,931,811	10,187,518
Other payables	1,272,678	174,356	1,160,065
Other payable- related parties	1,740,482	238,445	2,252,236
Contract liabilities	4,098,136	561,442	1,820,481
Accrued payroll and employees' welfare	2,155,740	295,335	2,030,300
Intercompany payables	269,395,125	36,906,981	269,423,190
Taxes payable	1,624,242	222,520	933,219
Short-term borrowings - related parties	10,018,208	1,372,489	10,002,875
Operating lease liabilities - current	3,891,976	533,198	3,741,247
Total Current Liabilities	319,880,094	43,823,392	313,977,090
Operating lease liabilities - non-current	2,781,196	381,022	3,971,285
Long-term borrowings - related party	10,000,000	1,369,994	10,000,000
Total Liabilities	¥ 332,661,290	$ 45,574,408	¥ 327,948,375